Shareholder Report	6 Months Ended
Jun. 30, 2026 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Managed Portfolio Series
Entity Central Index Key	0001511699
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2026
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Tremblant Global ETF
Shareholder Report [Line Items]
Fund Name	Tremblant Global ETF
Class Name	Tremblant Global ETF
Trading Symbol	TOGA
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Tremblant Global ETF for the period of January 1, 2026, to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.tremblantetf.com/. You can also request this information by contacting us at 212-303-7358.
Additional Information Phone Number	212-303-7358
Additional Information Website	https://www.tremblantetf.com/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Tremblant Global ETF	$33	0.69%
[1]
Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.69%
Net Assets	$ 180,055,834
Holdings Count | $ / shares	30
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$180,055,834
Number of Holdings	30
Portfolio Turnover	14%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)

Top Sectors	(%)
Consumer Discretionary	29.8%
Communication Services	25.4%
Information Technology	19.7%
Industrials	11.1%
Financials	9.7%
Real Estate	2.3%
Cash & Other	2.0%

Top 10 Issuers	(%)
Reddit, Inc.	5.5%
Grab Holdings Ltd.	4.7%
Affirm Holdings, Inc.	4.6%
Live Nation Entertainment, Inc.	4.5%
Spotify Technology SA	4.5%
Varonis Systems, Inc.	4.5%
Wyndham Hotels & Resorts, Inc.	4.4%
Coupang, Inc.	4.3%
DoorDash, Inc.	4.3%
Uber Technologies, Inc.	4.3%

Updated Prospectus Web Address	https://www.tremblantetf.com/

[1]
*	Annualized